Securitizations and Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2024
Securitizations and Variable Interest Entities [Abstract]
Fair value of retained interests
The

following tables present the fair value of retained interests which Nomura has continuing involvement in SPEs and their classification in the fair value hierarchy, categorized by the type of transferred assets.

	Billions of yen
	March 31, 2024
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥152	¥—	¥152	¥152	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	8	8	2	6

Total	¥—	¥152	¥8	¥160	¥154	¥6

	Billions of yen
	September 30, 2024
	Level 1	Level 2	Level 3	Total	Investment grade	Other
Government, agency and municipal securities	¥—	¥145	¥—	¥145	¥145	¥—
Bank and corporate debt securities	—	—	—	—	—	—
CMBS and RMBS	—	—	6	6	2	4

Total	¥—	¥145	¥6	¥151	¥147	¥4

Type and carrying value of financial assets

	Billions of yen
	March 31, 2024	September 30, 2024
Assets
Trading assets
Japanese government securities	¥1	¥1
Loans for trading purposes	69	73
Loans receivable	539	500

Total	¥609	¥574

Liabilities
Borrowings	¥609	¥574

Classification of consolidated VIEs' assets and liabilities

	Billions of yen
	March 31, 2024	September 30, 2024
Consolidated VIE assets
Cash and cash equivalents	¥73	¥17
Trading assets
Equities	539	527
Debt securities	613	643
CMBS and RMBS	94	156
Derivatives	1	1
Private equity and debt investments	49	67
Office buildings, land, equipment and facilities	15	32
Other	84	44

Total	¥1,468	¥1,487

Consolidated VIE liabilities
Trading liabilities
Derivatives	¥0	¥0
Borrowings
Short-term borrowings	220	211
Long-term borrowings	886	975
Other	6	49

Total	¥1,112	¥1,235

Carrying amount of assets and liabilities of unconsolidated VIEs

	Billions of yen
	March 31, 2024
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥26	¥—	¥26
Debt securities	83	—	83
CMBS and RMBS	2,996	—	2,996
Investment trust funds and other	147	—	147
Private equity and debt investments	23	—	23
Loans	1,512	—	1,512
Other	22	—	22
Commitments to extend credit and other guarantees	—	—	224

Total	¥4,809	¥—	¥5,033

	Billions of yen
	September 30, 2024
	Carrying amount of variable interests		Maximum exposure to loss to unconsolidated VIEs
	Assets	Liabilities
Trading assets and liabilities
Equities	¥24	¥—	¥24
Debt securities	68	—	68
CMBS and RMBS	3,518	—	3,518
Investment trust funds and other	125	—	125
Private equity and debt investments	20	—	20
Loans	1,347	—	1,347
Other	24	—	24
Commitments to extend credit and other guarantees	—	—	192

Total	¥5,126	¥—	¥5,318